SHARE CAPITAL - Disclosure of changes in Company's reserve for share-based payments related to the stock options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	$ 6,399,479	$ 5,109,676	$ 3,415,790
Share-based payments	1,742,511	1,863,085	1,693,886
Balance at the end of year	7,639,768	6,399,479	5,109,676
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	5,470,552	4,767,433	3,415,790
Share-based payments	431,884	932,333	1,351,643
Share-based payments - options exercised	0	(229,214)	0
Balance at the end of year	$ 5,902,436	$ 5,470,552	$ 4,767,433